FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Sep. 22, 2021
Ituran Spain Holdings [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Business acquisition percentage			18.70%
Fair Value, Inputs, Level 1 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading securities	$ 316	$ 4,405
Total Securities	316	4,405
Fair Value, Inputs, Level 2 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading securities	0	0
Total Securities	0	0
Fair Value, Inputs, Level 3 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading securities	0	0
Total Securities	$ 0	$ 0